LONGTERM OBLIGATIONS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term debt		$ 1,468,769	$ 1,459,000
Less deferred financing costs		6,555	13,110
Total	$ 499,000	1,462,214	1,445,890
Less current maturities		1,004,445	950,000
Long-term debt, excluding current maturities		457,769	495,890
Notes Payable - Other 1
Long-term debt		500,000	500,000
Notes Payable - Other 2
Long-term debt		0	264,000
Notes Payable - Other 3
Long-term debt		265,000	265,000
Notes Payable - Other 4
Long-term debt		175,000	175,000
Notes Payable - Other 5
Long-term debt		246,000	246,000
Notes Payable - Other 6
Long-term debt		166,473	0
Notes Payable - Other 7
Long-term debt		100,000	0
Notes Payable - Other 8
Long-term debt		9,000	9,000
Accrued interest due after 2021(I)
Long-term debt		$ 7,296	$ 0